Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Intangible assets						¥ 85,040
Disposal of intangible assets						8,866
Amortization expenses						¥ 17,858		¥ 44
Forecast [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	¥ 2,780	¥ 2,788	¥ 2,788	¥ 16,816	¥ 16,901